                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:


/s/ Paul A. Frick
-----------------------------        West Conshohocken, PA             08/15/05
        [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $151,919
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
2     28-11063               Permit Capital GP, L.P.

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
        COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                VOTING AUTHORITY
                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------               --------------  ---------  ---------  ---------  ---  ----  ----------  --------  ----  ------  ----
AMERICAN INTL GROUP INC            COM       026874107     1,365      23,500  SH            OTHER        2       X
AMERICAN TOWER SYS CORP            CL A      029912201    43,005   2,045,922  SH            OTHER        2       X
CITIGROUP INC                      COM       172967101       509      11,000  SH            OTHER        2       X
COMCAST CORP NEW                 CL A SPL    20030N200     1,707      57,000  SH            OTHER        2       X
CUMMINS INC                        COM       231021106       224       3,000  SH            OTHER        2       X
FLOWSERVE CORP                     COM       34354P105       393      13,000  SH            OTHER        2       X
IPASS INC                          COM       46261V108       424      70,010  SH            OTHER        2       X
JOHNSON & JOHNSON                  COM       478160104       488       7,500  SH            OTHER        2       X
LIBERTY MEDIA CORP NEW          COM SER A    530718105       489      48,000  SH            OTHER        2       X
MERCK & CO INC                     COM       589331107       616      20,000  SH            OTHER        2       X
NEXTEL COMMUNICATIONS INC          CL A      65332V103       872      27,000  SH            OTHER        2       X
PFIZER INC                         COM       717081103     1,269      46,000  SH            OTHER        2       X
SBA COMMUNICATIONS CORP            COM       78388J106    94,262   6,982,347  SH            OTHER        2       X
SPRINT CORP                      COM FON     852061100       100       4,000  SH            OTHER        2       X
TYCO INTERNATIONAL LTD NEW         COM       902124106       628      21,500  SH            OTHER        2       X

ALTRIA GROUP INC                   COM       02209S103       769      11,900  SH            OTHER      1, 2      X
AMERICAN INTL GROUP INC            COM       026874107       346       5,950  SH            OTHER      1, 2      X
BERKSHIRE HATHAWAY INC DEL         CL A      084670108       668           8  SH            OTHER      1, 2      X
BLOCK H & R INC                    COM       093671105       347       5,950  SH            OTHER      1, 2      X
BROWN FORMAN CORP                  CL A      115637100       326       5,100  SH            OTHER      1, 2      X
CITIGROUP INC                      COM       172967101       255       5,525  SH            OTHER      1, 2      X
COMCAST CORP NEW                 CL A SPL    20030N200       382      12,750  SH            OTHER      1, 2      X
KRAFT FOODS INC                    CL A      50075N104       230       7,225  SH            OTHER      1, 2      X
MARTIN MARIETTA MATLS INC          COM       573284106       367       5,310  SH            OTHER      1, 2      X
MCCLATHY CO                        CL A      579489105       195       2,975  SH            OTHER      1, 2      X
NEW YORK TIMES CO                  CL A      650111107        53       1,700  SH            OTHER      1, 2      X
SCHWEITZER-MAUDUIT INTL INC        COM       808541106       198       6,375  SH            OTHER      1, 2      X
SCRIPPS E W CO OHIO                CL A      811054204       311       6,375  SH            OTHER      1, 2      X
UST INC                            COM       902911106       466      10,200  SH            OTHER      1, 2      X
WASHINGTON POST CO                 CL B      939640108       301         360  SH            OTHER      1, 2      X
WELLS FARGO & CO NEW               COM       949746101       353       5,740  SH            OTHER      1, 2      X